REAL ESTATE AND REAL ESTATE PARTNERSHIPS (Tables)	12 Months Ended
Dec. 31, 2022
Real Estate [Abstract]
Schedule of Investment Real Estate by Type of Property
The carrying amount of investment real estate, net of accumulated depreciation, and real estate partnerships by property-type are as follows:

AS AT US$ MILLIONS, EXCEPT FOR PERCENTAGES	December 31, 2022
	Amount	Percentage
Hotel	$77	7%
Industrial	168	16%
Land	48	5%
Office	243	23%
Retail	212	20%
Apartments	254	25%
Other	34	3%
Total	$1,036	100%